Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

June 1, 2007

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life US")
Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 File No. 333-143353 ("the Amendment")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 of Sun Life (U.S.) Variable Account I.

The Amendment is being filed for the sole purpose of adding the delaying amendment pursuant to Rule 473(a).

Should you have any questions regarding this filing, please contact the undersigned at (781) 263-6402.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President and Senior Counsel

cc: Rebecca A. Marquigny, Esquire